COMMITMENTS AND CONTINGENCIES (Details Narrative) ₩ in Millions	3 Months Ended		4 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 10, 2024 KRW (₩)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 KRW (₩)
Other Commitments [Line Items]
Research and Development Expense	$ 153,191	$ 75,450		$ 759,427			$ 153,828			$ 236,710	$ 136,404
Research and Development Sponsorship Agreement One [Member] | Korea University [Member]
Other Commitments [Line Items]
Research and Development Expense | ₩						₩ 275.0
Sponsor Fees										180,950
Remaining owes research and development expense										30,800			₩ 40.0
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member]
Other Commitments [Line Items]
Sponsor Fees										4,574
Remaining owes research and development expense										12,058			15.7
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Research and Development Expense | ₩			₩ 21.6
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Subsequent Event [Member] | Maximum [Member]
Other Commitments [Line Items]
Research and Development Expense								$ 406,560	₩ 528.0
Research and Development Sponsorship Agreement [Member]
Other Commitments [Line Items]
Other commitment paid	228,096			228,096								₩ 316.8		$ 15,552	₩ 21.6
Other commitment	$ 15,552			15,552						$ 380,160			₩ 528.0
Payments for other commitment				$ 152,064	₩ 211.2